STOCKHOLDERS' EQUITY - Noncontrolling Interest (Details) - OLD PlayStudios, Inc. - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	Dec. 03, 2018	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Liquidation value		$ 33,750	$ 33,750	$ 33,750
Resorts World Inc, Pte Ltd
Percentage of interest					10.40%
Liquidation value			$ 8,000
International | Resorts World Inc, Pte Ltd
Purchase of interest in cash	$ 2,000
Purchase of interest in shares	1.1
Purchase of interest in shares, share price per share	$ 0.335